Notes Payable (Details) - Schedule of Notes Payable - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Outstanding principal		$ 1,523,364		$ 1,997,803
Less: Debt Discount		(49,234)		(314,108)
Outstanding Principal, Total		1,474,130		1,683,694
Less: Current Debt		(1,474,130)		(1,645,680)
Total Long-Term Debt				38,014	$ 63,992
The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 198,577		$ 198,577
Interest Rate		1.00%	[1]	1.00%
Maturity Date	[1]	April 2022
First Denver Bodega LLC Loan [Member]
Debt Instrument [Line Items]
Outstanding principal				$ 38,014
Interest Rate				5.00%
Maturity Date		March 2025
The Third May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 1,989		$ 9,409
Interest Rate			[1]
Maturity Date	[1]	November 2022
The Fourth May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 24,116		$ 31,701
Interest Rate			[1]
Maturity Date	[1]	November 2022
The Second June 2022 Loan agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 34,500		$ 39,500
Interest Rate	[1]
Maturity Date	[1]	October 2022
The First August 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 130,615		130,615
Interest Rate		14.00%
Maturity Date		July 2023
The Second August 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 32,950		$ 387,950
Interest Rate
Maturity Date		January 2023
The First September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 21,504		$ 73,236
Interest Rate
Maturity Date		December 2023
The Second September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 566,625		$ 763,625
Interest Rate
Maturity Date		May 2023
The Third September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 63,964		$ 256,964
Interest Rate
Maturity Date		October 2023
The November 2022 Loan [Member]
Debt Instrument [Line Items]
Outstanding principal				$ 68,211
Interest Rate
Maturity Date		June 2023
The First February 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 321,891
Interest Rate		14.00%
Maturity Date		July 2023
The April 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 50,000
Interest Rate		18.00%
Maturity Date		April 2023
The May 2023 Loan Agreements [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 63,633
Interest Rate
Maturity Date		November 2024
The June 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 13,000
Interest Rate
Maturity Date		September 2023

[1]	Note is in default as of June 30, 2023